Taxation - Summary of income tax related to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations	€ (162)	€ 99	€ (7)
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	7	(29)	(3)
Changes in cash flow hedge reserve	(43)	(138)	(251)
Remeasurement of the net defined benefit asset/liability	4	6	31
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	6	5	2
Exchange rate differences and other	51	(46)	19
Total income tax related to components of other comprehensive income	€ (137)	€ (103)	€ (209)